Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	CohBar, Inc.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001522602
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE